Document and Entity Information	Feb. 03, 2020
Cover [Abstract]
Entity Registrant Name	PERRIGO Co plc
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001585364
Document Type	8-K
Document Period End Date	Feb. 03, 2020
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Address, Address Line One	The Sharp Building
Entity Address, Address Line Two	Hogan Place
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
City Area Code	353 1
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false